3. Convertible Promissory Note (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Total debt	$ 4,255,795	$ 322,000	$ 322,000
Current portion of debt	322,000	322,000	322,000	$ 322,000
Long-term portion of debt	3,933,795	2,573,979	0	$ 0
Convertible Promissory Notes [Member] | Arnost Note [Member]
Debt Instrument [Line Items]
Total debt	322,000	322,000	322,000
Convertible Promissory Notes [Member] | Cavu Notes [Member]
Debt Instrument [Line Items]
Total debt	211,795	201,979	0
Debt discount	38,205	48,021
Convertible Promissory Notes [Member] | Berg Notes [Member]
Debt Instrument [Line Items]
Total debt	$ 3,722,000	$ 2,895,979	$ 0